PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES AMOUNT DUE BY CUSTOMER TYPE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Due from third parties	¥ 313,801				¥ 268,715
Due from related parties	35,106				45,536
Total prepayments and other receivables	¥ 348,907	$ 50,747		¥ 308,724	¥ 314,251

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .